Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Deferred Tax Assets and Liabilities

	As of December 31,
(in thousands of U.S. dollars)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$49,611	$53,225
Research credit carryforwards	9,214	9,841
Other, net	1,655	1,980
Total deferred tax assets	60,480	65,046
Deferred tax liabilities:
Other, net	-	(19)
Total deferred tax liabilities	-	(19)
Valuation allowance	(60,480)	(65,027)
Net deferred tax assets	$-	$-

Schedule of Effective Tax Rate of Provision (Benefit) For Income Taxes

The provision for income taxes consists of state minimum taxes due. The effective tax rate of our provision (benefit) for income taxes differs from the federal statutory rate as follows:

	For the Years Ended December 31,
(in thousands of U.S. dollars)	2024	2023
Computed at 21%	$(980)	$(1,084)
State taxes	(436)	11
Change in valuation allowance	(4,547)	(5,310)
Other	1	2
Stock based compensation	74	218
Research and development credits	(185)	(233)
Tax attributes expirations	6,082	6,314
Impact of IRC 162m	(8)	83
Total	$1	$1

TALENTEC SDN. BHD. [Member]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets have not been recognized in respect of the following items:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$189,010	$141,352
Total deferred tax assets	189,010	141,352
Less: Valuation allowance	(189,010)	(141,352)
Total deferred tax assets, net	$-	$-

Deferred tax assets have not been recognized in respect of the following items:

	For the years ended July 31,
	2023	2024
Deferred tax assets:
Net operating loss carry-forwards	$242,146	$189,010
Total deferred tax assets	242,146	189,010
Less: Valuation allowance	(242,146)	(189,010)
Total deferred tax assets, net	$-	$-

Schedule of Effective Tax Rate of Provision (Benefit) For Income Taxes

A reconciliation between the Group’s actual benefit of (provision for) income taxes at the Malaysian statutory rate is as follows:

	For the six months ended January 31,
	2024	2025
Income before income tax expense	$58,172	$294,968
Income tax expense at the statutory rate of 17%	9,888	50,145
Tax effect of non-deductible expense	83	1,139
Tax effect of other temporary differences	2,379	(1,883)
Unrecognized deferred tax assets	-	3,299
Utilize prior year tax losses which not recorded deferred tax assets	(12,350)	(52,700)
Income taxes expense	$-	$-

A reconciliation between the Group’s actual benefit of (provision for) income taxes at the Malaysian statutory rate is as follows:

	For the years ended July 31,
	2023	2024
Income before income tax expense	$11,686	$153,227
Income tax expense at the statutory rate of 17%	1,986	26,049
Tax effect of non-deductible expense	98	124
Tax effect of other temporary differences	3,762	1,094
Unrecognized deferred tax assets	5,107	(25,871)
Utilize prior year tax losses which not recorded deferred tax assets	(10,953)	(1,396)
Income taxes expense	$-	$-

Schedule of Components of Income Before Income Taxes

The components of income before income taxes were comprised of the following:

	2024	2025
	For the six months ended January 31,
	2024	2025
Tax jurisdictions from:
-Malaysia	$48,588	$314,371
-Singapore	9,584	(19,403)
Income before income taxes	$58,172	$294,968

The components of loss/income before income taxes were comprised of the following:

	For the years ended July 31,
	2023	2024
Tax jurisdictions from:
-Malaysia	$41,729	$145,017
-Singapore	(30,043)	8,210
Income before income taxes	$11,686	$153,227

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	2024	2025
For the six months ended January 31,
	2024	2025
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

For the years ended July 31,
	2023	2024
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the six months ended January 31,
	2024	2025
Balance at the beginning of the period	$242,146	$189,010
Additions	-	3,299
Utilization	(12,350)	(52,700)
Foreign exchange effect	(6,855)	1,743
Balance at the end of the period	$222,941	$141,352

Changes in valuation allowance are as follows:

	For the years ended July 31,
	2023	2024
Balance at the beginning of the year	$246,326	$242,146
Additions	5,107	(1,396)
Utilization	(11,690)	(47,446)
Foreign exchange effect	2,403	(4,294)
Balance at the end of the year	$242,146	$189,010